Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequents Events

Note 10 – Subsequent Events

Effective April 13, 2022, in accordance with Section 228 of the Delaware Corporation Law, shareholders of the Company holding a majority of the voting power of the Company (the “Consenting Shareholders”) approved the adoption of the Company’s 2021 Equity Incentive Plan, reserving up to 10,000,000 shares of Common Stock for issuance in connection with awards thereunder (the “Equity Plan Adoption”).

Note 10 – Subsequent Events

On Feb 17, 2022, the Company opened 374Water Sustainability Israel LTD in Israel as a subsidiary of the Company.

Effective February 7, 2022, Israel Abitbol was promoted to CFO of the Company and the prior CFO, John Hofmann, moved to a senior vice president role.

On February 2, 2022, the Company signed a MOU with Environmental Services Company Ltd. An Israeli based company, in order to produce and sell the second AirSCWO unit.

On February 1, 2022, the Company sold its first AirSCWO unit to the Orange County Sanitation District of Fountain Valley, California.